SHARE CAPITAL (Details 7) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Deferred share units beginning balance	1,509,000	1,109,000
Deferred share units, granted	400,000	400,000
Deferred share units, ending balance	1,909,000	1,509,000
Weighted average, deferred share units, beginning balance	$ 0.212	$ 0.250
Weighted average fair value, deferred share units, granted	0.125	0.106
Weighted average, deferred share units, ending balance	$ 0.192	$ 0.21